Northern Lights Fund Trust

Navigator Equity Hedged Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Equity Hedged Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 11, 2012 (SEC Accession No. 0000910472-12-001422).